Share Capital (Details) - Schedule of nonvested stock options granted - Stock Options Granted [Member]	6 Months Ended
Mar. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of nonvested stock options granted [Line Items]
Number of Options Nonvested beginning | shares	1,000,000
Weighted Average Exercise Price Nonvested beginning | $ / shares	$ 2.5
Number of Options Granted | shares	4,850,000
Weighted Average Exercise Price Granted | $ / shares	$ 0.29
Number of Options Vested | shares	(50,000)
Weighted Average Exercise Price Vested | $ / shares	$ (0.4)
Number of Options Nonvested ending | shares	5,800,000
Weighted Average Exercise Price Nonvested ending | $ / shares	$ 0.67